Post-employment benefit obligations (Schedule of Amounts Recognized in Consolidated Statements of Financial Position) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [abstract]
Present value of funded obligations	$ 29,519	$ 25,068
Fair value of plan assets	19,382	16,894
Deficit of funded plans	$ 10,137	$ 8,174